Equinox Abraham Strategy Fund
EQUINOX ABRAHAM STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ABRAHAM STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Abraham Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Abraham Program, which is the primary manner in which the Fund intends to gain exposure to the Abraham Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Abraham Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Abraham Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Abraham Strategy Fund Class I Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.78%
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses	[4]	1.57%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3][4]	1.14%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Abraham Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Abraham Program, which is the primary manner in which the Fund intends to gain exposure to the Abraham Program. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Abraham Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.
[3]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company. "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Equinox Abraham Strategy Fund Class I Shares	116	454

Principal Investment Strategies

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Chesapeake Strategy Fund
EQUINOX CHESAPEAKE STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CHESAPEAKE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Chesapeake Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program, which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Chesapeake Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Chesapeake Strategy Fund Class I Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.78%
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses	[4]	1.57%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3][4]	1.14%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Chesapeake Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program, which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.
[3]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company. "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Equinox Chesapeake Strategy Fund Class I Shares	116	454

Principal Investment Strategies

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Crabel Strategy Fund
EQUINOX CRABEL STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CRABEL STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Crabel Multi-Product Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Crabel Multi-Product Program, which is the primary manner in which the Fund intends to gain exposure to the Crabel Multi-Product Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Crabel Multi-Product Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Crabel Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Crabel Strategy Fund Class I Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.78%
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses	[4]	1.57%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3][4]	1.14%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Crabel Multi-Product Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Crabel Multi-Product Program, which is the primary manner in which the Fund intends to gain exposure to the Crabel Multi-Product Program. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Crabel Multi-Product Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.
[3]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company. "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Equinox Crabel Strategy Fund Class I Shares	116	454

Principal Investment Strategies

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Eclipse Strategy Fund
EQUINOX ECLIPSE STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ECLIPSE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Eclipse Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Eclipse Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Eclipse Strategy Fund Class I Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.78%
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses	[4]	1.57%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3][4]	1.14%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Eclipse Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[3]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company. "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Equinox Eclipse Strategy Fund Class I Shares	116	454

Principal Investment Strategies

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox John Locke Strategy Fund
EQUINOX JOHN LOCKE STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX JOHN LOCKE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	8.40%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	9.19%
Fee Waiver and/or Expense Reimbursement (5)	(8.05)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees" in the table above. “Other Expenses” include expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and consolidated trading companies in which the Subsidiary invests, as reflected in the Fund’s consolidated financial statements for the most recently completed fiscal period. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the John Locke Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$1,946	$3,626	$7,246

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox John Locke Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox John Locke Strategy Fund Class I Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.78%
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses	[4]	1.57%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3][4]	1.14%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[2]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees" in the table above. "Other Expenses" include expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and consolidated trading companies in which the Subsidiary invests, as reflected in the Fund's consolidated financial statements for the most recently completed fiscal period. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the John Locke Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[3]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Equinox John Locke Strategy Fund Class I Shares	116	1,946	3,626	7,246

Principal Investment Strategies

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Absolute Return Plus Strategy Fund
EQUINOX ABSOLUTE RETURN PLUS STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ABSOLUTE RETURN PLUS STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Absolute Return Plus Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Absolute Return Plus Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Absolute Return Plus Strategy Fund Class I Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.78%
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses	[4]	1.57%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3][4]	1.14%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary'), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Absolute Return Plus Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[3]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company. "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Equinox Absolute Return Plus Strategy Fund Class I Shares	116	454

Principal Investment Strategies

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox QCM Strategy Fund
EQUINOX QCM STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX QCM STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	1,224.81%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1,225.60%
Fee Waiver and/or Expense Reimbursement (5)	(1,224.46)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the QCM GDP (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company.  “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$6,629,577	$839,120,370	$48,287,600,107,766

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox QCM Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox QCM Strategy Fund Class I Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	1224.81%
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses	[4]	1225.60%
Fee Waiver and/or Expense Reimbursement	[4]	(1224.46%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3][4]	1.14%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[2]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the QCM GDP (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[3]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company. "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Equinox QCM Strategy Fund Class I Shares	116	6,629,577	839,120,370	48,287,600,107,766

Principal Investment Strategies

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Tiverton Strategy Fund
EQUINOX TIVERTON STRATEGY FUND (THE “FUND”)

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX TIVERTON STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Tiverton Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Equinox Tiverton Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee	[1]	none
[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equinox Tiverton Strategy Fund Class I Shares
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.78%
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses	[4]	1.57%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3][4]	1.14%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Tiverton Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits.The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[3]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company. "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[4]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Equinox Tiverton Strategy Fund Class I Shares	116	454

Principal Investment Strategies

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 18, 2013
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Jun 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 18, 2013
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Equinox Abraham Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX ABRAHAM STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ABRAHAM STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Abraham Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Abraham Program, which is the primary manner in which the Fund intends to gain exposure to the Abraham Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Abraham Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Abraham Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EABIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Equinox Chesapeake Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX CHESAPEAKE STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CHESAPEAKE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Chesapeake Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program, which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Chesapeake Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EQCHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Equinox Crabel Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX CRABEL STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CRABEL STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Crabel Multi-Product Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Crabel Multi-Product Program, which is the primary manner in which the Fund intends to gain exposure to the Crabel Multi-Product Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Crabel Multi-Product Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Crabel Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EQCRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Equinox Eclipse Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX ECLIPSE STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ECLIPSE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Eclipse Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Eclipse Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EECIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Equinox John Locke Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX JOHN LOCKE STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX JOHN LOCKE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	8.40%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	9.19%
Fee Waiver and/or Expense Reimbursement (5)	(8.05)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees" in the table above. “Other Expenses” include expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and consolidated trading companies in which the Subsidiary invests, as reflected in the Fund’s consolidated financial statements for the most recently completed fiscal period. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the John Locke Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$1,946	$3,626	$7,246

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox John Locke Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EJLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[10],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,246
Equinox Absolute Return Plus Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX ABSOLUTE RETURN PLUS STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ABSOLUTE RETURN PLUS STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Absolute Return Plus Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Absolute Return Plus Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Equinox QCM Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX QCM STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX QCM STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	1,224.81%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1,225.60%
Fee Waiver and/or Expense Reimbursement (5)	(1,224.46)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the QCM GDP (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company.  “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$6,629,577	$839,120,370	$48,287,600,107,766

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox QCM Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EQQCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1224.81%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1225.60%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1224.46%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,629,577
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839,120,370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	48,287,600,107,766
Equinox Tiverton Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EQUINOX TIVERTON STRATEGY FUND (THE “FUND”)
Supplement [Text Block]	eqft_SupplementTextBlock

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX TIVERTON STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

·

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Tiverton Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

·

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

Equinox Tiverton Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EQTVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454

[1]	The Fund's transfer agent charges a $15.00 fee for each wire redemption.
[2]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.
[3]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Abraham Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Abraham Program, which is the primary manner in which the Fund intends to gain exposure to the Abraham Program. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Abraham Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.
[4]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company. "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's current fiscal year.
[5]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year
[6]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Chesapeake Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program, which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.
[7]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Crabel Multi-Product Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Crabel Multi-Product Program, which is the primary manner in which the Fund intends to gain exposure to the Crabel Multi-Product Program. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Crabel Multi-Product Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.
[8]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Eclipse Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[9]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees" in the table above. "Other Expenses" include expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and consolidated trading companies in which the Subsidiary invests, as reflected in the Fund's consolidated financial statements for the most recently completed fiscal period. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the John Locke Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[10]	Expenses shown above have been restated to reflect a change in the "Acquired Fund Fees and Expenses," as a result of a change in Fund's implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include "Acquired Fund Fees and Expenses." "Acquired Fund Fees and Expenses" do not include fees and expenses associated with the Fund's investments in its Subsidiary or in any trading company.
[11]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary'), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Absolute Return Plus Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[12]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the QCM GDP (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.
[13]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above. To the extent applicable, "Other Expenses" include estimated expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or "CTA" with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Tiverton Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits.The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies' profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.